Note 42 Impairment Or Reversal Of Impairment On Non Financial Assets (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Impairment Or Reversal Of Impairment On Non Financial Assets [Line Items]
Impairment tangible assets	€ (3)	€ (22)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	10	5
Other impairment non financial assets	6	17
Impairment or reversal of impairment on non financial assets	€ 13	€ 0